INVESTMENTS IN ASSOCIATES - Schedule of Balance of Investment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments In Associates [Roll Forward]
Balance at the beginning of the period	$ 0
Acquisitions	605
Share of earnings for the year	25	$ 0	$ (20)
Distributions	(21)
Disposition of interest	(314)
Ending Balance	$ 295	$ 0